Subsequent Events (Details) - USD ($)				1 Months Ended	3 Months Ended
	Oct. 15, 2020	Aug. 11, 2020	Jun. 30, 2020	Jul. 24, 2020	Sep. 30, 2020	Sep. 30, 2020
Subsequent Events (Details) [Line Items]
Proceed from subscriptions (in Dollars)			$ 25,000			$ 25,000
Shares agreed to purchase			410,000			120,800,000
Proceeds from loans (in Dollars)			$ 200,000
Subsequent event description		the Company effected a 1:1.05 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 2,928,750 Founder Shares and there being an aggregate of 3,018,750 Founder Shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Maximum percentage of shares	2.50%
Proceed from subscriptions (in Dollars)	$ 170,000,000
Redeemable limit of tangible assets (in Dollars)	$ 5,000,001
Non redemption shares	2,742,529
Sponsor founder shares transferred				30,000
Aggregate founder shares transferred				90,000
Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Proceed from subscriptions (in Dollars)	$ 95,060,000
Shares agreed to purchase	9,506,000
Purchase price of per share (in Dollars per share)	$ 10.00
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares agreed to purchase			10,500,000		441,500
Purchase price of per share (in Dollars per share)			$ 10.00
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares to be issued	21,500,000
FS Development Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Merger shares	21,500,000